Business segments - Disclosure of operating segments explanatory (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Third party	S/ 8,881,136,000	S/ 6,980,385,000	S/ 6,680,182,000
Total income	8,881,136,000	6,980,385,000	6,680,182,000
Profit (loss)	1,670,657,000	1,800,179,000	383,549,000
Consolidated statement of income data
Interest and similar income	5,871,302,000	4,605,625,000	4,664,967,000
Interest and similar expenses	(1,662,098,000)	(1,057,937,000)	(1,192,284,000)
Net interest and similar income	4,209,204,000	3,547,688,000	3,472,683,000
Impairment loss on loans, net of recoveries	(830,551,000)	(381,577,000)	(2,393,944,000)
(Loss) recovery due to impairment of financial investments	S/ (12,752,000)	S/ 30,898,000	S/ (32,904,000)
Net interest and similar income after impairment loss on loans	3,365,901	3,197,009	1,045,835
Fee income from financial services, net	S/ 1,137,386,000	S/ 823,808,000	S/ 723,500,000
Net gain on sale of financial investments	(60,448,000)	288,923,000	185,383,000
Other income	602,894,000	616,719,000	591,351,000
Total net premiums earned minus claims and benefits	(191,794,000)	(272,079,000)	(279,070,000)
Depreciation and amortization	(336,226,000)	(279,690,000)	(268,750,000)
Other expenses	(2,347,683,000)	(1,983,079,000)	(1,641,910,000)
Income (loss) before translation result and Income Tax	2,170,030,000	2,391,611,000	356,339,000
Exchange difference	(36,836,000)	(89,320,000)	(45,723,000)
Income Tax	(462,537,000)	(502,112,000)	72,933,000
Net profit (loss) for the year	1,670,657,000	1,800,179,000	383,549,000
Profit (loss), attributable to [abstract]
IFS's shareholders	1,660,581,000	1,790,155,000	383,259,000
Non-controlling interest	10,076,000	10,024,000	290,000
Banking [Member]
Disclosure of operating segments [line items]
Third party	6,459,232,000	4,866,775,000	4,900,400,000
Inter-segment	(137,253,000)	(45,904,000)	(59,267,000)
Total income	6,321,979,000	4,820,871,000	4,841,133,000
Profit (loss)	1,374,121,000	1,360,278,000	(5,672,000)
Consolidated statement of income data
Interest and similar income	4,774,378,000	3,636,810,000	3,836,413,000
Interest and similar expenses	(1,476,942,000)	(893,060,000)	(1,053,356,000)
Net interest and similar income	3,297,436,000	2,743,750,000	2,783,057,000
Impairment loss on loans, net of recoveries	(832,919,000)	(379,034,000)	(2,393,923,000)
(Loss) recovery due to impairment of financial investments	S/ (732,000)	S/ (527,000)	S/ 170,000
Net interest and similar income after impairment loss on loans	2,463,785	2,364,189	389,304
Fee income from financial services, net	S/ 797,711,000	S/ 677,461,000	S/ 619,842,000
Net gain on sale of financial investments	(12,341,000)	100,867,000	103,773,000
Other income	487,758,000	451,637,000	340,372,000
Depreciation and amortization	(257,210,000)	(245,432,000)	(234,479,000)
Other expenses	(1,673,581,000)	(1,542,487,000)	(1,299,027,000)
Income (loss) before translation result and Income Tax	1,806,122,000	1,806,235,000	(80,215,000)
Exchange difference	(22,800,000)	7,241,000	(5,966,000)
Income Tax	(409,201,000)	(453,198,000)	80,509,000
Net profit (loss) for the year	1,374,121,000	1,360,278,000	(5,672,000)
Profit (loss), attributable to [abstract]
IFS's shareholders	1,374,121,000	1,360,278,000	(5,672,000)
Insurance [Member]
Disclosure of operating segments [line items]
Third party	1,655,036,000	1,676,185,000	1,365,579,000
Inter-segment	(37,000)
Total income	1,654,999,000	1,676,185,000	1,365,579,000
Profit (loss)	248,010,000	272,735,000	141,131,000
Consolidated statement of income data
Interest and similar income	940,894,000	802,961,000	654,975,000
Interest and similar expenses	(130,458,000)	(117,531,000)	(83,992,000)
Net interest and similar income	810,436,000	685,430,000	570,983,000
(Loss) recovery due to impairment of financial investments	S/ (26,000)	S/ 33,198,000	S/ (33,819,000)
Net interest and similar income after impairment loss on loans	810,410	718,628	537,164
Fee income from financial services, net	S/ (7,160,000)	S/ (6,802,000)	S/ (6,056,000)
Net gain on sale of financial investments	(6,360,000)	145,714,000	105,038,000
Other income	52,283,000	89,002,000	96,641,000
Total net premiums earned minus claims and benefits	(191,772,000)	(272,037,000)	(279,070,000)
Depreciation and amortization	(23,682,000)	(25,035,000)	(25,590,000)
Other expenses	(375,301,000)	(325,242,000)	(260,405,000)
Income (loss) before translation result and Income Tax	258,418,000	324,228,000	167,722,000
Exchange difference	(10,408,000)	(51,493,000)	(26,591,000)
Net profit (loss) for the year	248,010,000	272,735,000	141,131,000
Profit (loss), attributable to [abstract]
IFS's shareholders	248,010,000	272,735,000	141,131,000
Wealth Management [Member]
Disclosure of operating segments [line items]
Third party	75,706,000	487,339,000	433,941,000
Inter-segment		(18,813,000)	(3,273,000)
Total income	75,706,000	468,526,000	430,668,000
Profit (loss)	(141,395,000)	283,545,000	243,125,000
Consolidated statement of income data
Interest and similar income	155,116,000	154,328,000	163,414,000
Interest and similar expenses	(50,306,000)	(39,840,000)	(51,652,000)
Net interest and similar income	104,810,000	114,488,000	111,762,000
Impairment loss on loans, net of recoveries	2,368,000	(2,543,000)	(21,000)
(Loss) recovery due to impairment of financial investments	S/ (11,981,000)	S/ (1,615,000)	S/ 745,000
Net interest and similar income after impairment loss on loans	95,197	110,330	112,486
Fee income from financial services, net	S/ 163,325,000	S/ 196,959,000	S/ 163,968,000
Net gain on sale of financial investments	(41,747,000)	42,074,000	(23,428,000)
Other income	(202,736,000)	93,978,000	129,987,000
Depreciation and amortization	(15,044,000)	(14,977,000)	(14,478,000)
Other expenses	(130,453,000)	(128,444,000)	(113,564,000)
Income (loss) before translation result and Income Tax	(131,458,000)	299,920,000	254,971,000
Exchange difference	(7,146,000)	(7,570,000)	(3,846,000)
Income Tax	(2,791,000)	(8,805,000)	(8,000,000)
Net profit (loss) for the year	(141,395,000)	283,545,000	243,125,000
Profit (loss), attributable to [abstract]
IFS's shareholders	(141,395,000)	283,545,000	243,125,000
Payments [Member]
Disclosure of operating segments [line items]
Third party	595,360,000
Total income	595,360,000
Profit (loss)	41,074,000
Consolidated statement of income data
Interest and similar income	1,569,000
Interest and similar expenses	(1,269,000)
Net interest and similar income	S/ 300,000
Net interest and similar income after impairment loss on loans	300
Fee income from financial services, net	S/ 258,728,000
Other income	36,040,000
Depreciation and amortization	(30,185,000)
Other expenses	(202,565,000)
Income (loss) before translation result and Income Tax	62,318,000
Exchange difference	2,316,000
Income Tax	(23,560,000)
Net profit (loss) for the year	41,074,000
Profit (loss), attributable to [abstract]
IFS's shareholders	41,074,000
Holding and consolidation adjustments [Member]
Disclosure of operating segments [line items]
Third party	95,802,000	(49,914,000)	(19,738,000)
Inter-segment	137,290,000	64,717,000	62,540,000
Total income	233,092,000	14,803,000	42,802,000
Profit (loss)	148,847,000	(116,379,000)	4,965,000
Consolidated statement of income data
Interest and similar income	655,000	(11,526,000)	10,165,000
Interest and similar expenses	3,123,000	7,506,000	(3,284,000)
Net interest and similar income	(3,778,000)	4,020,000	S/ 6,881,000
(Loss) recovery due to impairment of financial investments	S/ (13,000)	S/ (158,000)
Net interest and similar income after impairment loss on loans	(3,791	3,862	6,881
Fee income from financial services, net	S/ (75,218,000)	S/ (43,810,000)	S/ (54,254,000)
Net gain on sale of financial investments	0	268,000
Other income	229,549,000	(17,898,000)	24,351,000
Total net premiums earned minus claims and benefits	(22,000)	(42,000)
Depreciation and amortization	(10,105,000)	5,754,000	5,797,000
Other expenses	34,217,000	13,094,000	31,086,000
Income (loss) before translation result and Income Tax	174,630,000	(38,772,000)	13,861,000
Exchange difference	1,202,000	(37,498,000)	(9,320,000)
Income Tax	(26,985,000)	(40,109,000)	424,000
Net profit (loss) for the year	148,847,000	(116,379,000)	4,965,000
Profit (loss), attributable to [abstract]
IFS's shareholders	138,771,000	(126,403,000)	4,675,000
Non-controlling interest	S/ 10,076,000	S/ 10,024,000	S/ 290,000